HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of total profit/ (loss) and other comprehensive income of discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
Profit after tax for the period	$ 0	$ 0	$ (2,830)
Loss after tax from discontinued operations and disposals of discontinued operations			(2,830)
Russian cash generating units
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
Profit after tax for the period			916
Loss on disposal		$ (3,746)	$ (3,746)